DEBT	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
DEBT	DEBT

(In thousands)	Maturity Date	As of December 31, 2025	As of December 31, 2024
Term Loans	November 2028	$151,325	$—
2022 Term Loan	July 2026	—	153,125
Note Payable	May 2026	771	830
2022 Revolving Credit Facility	July 2026	—	15,000
Unamortized debt discount		(12,184)	—
Unamortized debt issuance costs		(3,389)	(2,339)
Net carrying amount		$136,523	$166,616
Less: Current portion of long-term debt		(771)	(29,479)
Total long-term portion		$135,752	$137,137
Amortization of debt issuance costs included in interest expense was $2.4 million, $1.7 million, and $1.6 million for the years ended December 31, 2025, 2024, and 2023, respectively.
Lumina Credit Agreement
On November 14, 2025, the Company together with the Milk Makeup LLC and Obagi Cosmeceuticals LLC, (the “Lumina Borrowers”), entered into a credit agreement with the Lumina Administrative Agent, and the Lenders providing for a secured term loan facility in an aggregate principal amount of $225.0 million comprised of (i) a tranche of Term Loans in an aggregate principal amount of $195.0 million and (ii) a tranche of Term Loans in an aggregate principal amount of $30.0 million.
On November 17, 2025, the Lenders funded the Term Loans. The Term Loans mature on November 17, 2028, and bear interest at a fixed rate of 14.75% per annum from the Lumina Closing Date through November 17, 2026. Beginning November 17, 2026, the interest rate increases by 0.25% for each three-month interval thereafter. The interest is payable in kind in arrears of each three-month interval after the Lumina Closing Date. The Term Loans have no scheduled amortization payments prior to the Maturity Date.
With respect to the Term Loans, certain prepayments prior to the Maturity Date will be subject to a prepayment premium equal to (i) if such prepayment is made on or prior to the Targeted Liquidity Event Date (as defined in the Lumina Credit Agreement), an additional amount, which represents a minimum guaranteed return on the Term Loans and is calculated as a multiple of the principal being repaid, prepaid or accelerated that is 1.20:1.00, which is reduced to 1.015:1.00 for certain prepayments, (ii) if such prepayment is made after the Targeted Liquidity Event Date but on or prior to the date that is fifteen months after the Lumina Closing Date, 7.5% of the aggregate amount of all Term Loans so prepaid, and (iii) if such prepayment is made after the date that is fifteen months after the Lumina Closing Date, 5.00% of the aggregate amount of all Term Loans so prepaid. Early repayment may require the Company to pay a minimum guaranteed return to lenders with the applicable penalty decreasing over time. These provisions may materially limit the Company’s ability to refinance or repay the Term Loans prior to maturity.
Certain provisions of the Lumina Credit Agreement, including prepayment and premium features associated with early repayment, refinancing or other specified events, were determined to contain embedded derivative features that require separate accounting under ASC 815, Derivatives and Hedging. Accordingly, the Company bifurcated an embedded derivative liability from the host debt instrument at issuance. The embedded derivative liability is recorded within other current liabilities on the consolidated balance sheets and is remeasured at fair value at each reporting date, with changes in fair value recognized in earnings. For the year ended December 31, 2025, the Company recognized a $0.1 million change in fair value related to the embedded derivative liability, which is included in change in fair value of derivative liabilities in the consolidated statements of operations and comprehensive loss. See “Note 10. Fair Value Measurements” for additional information regarding the valuation methodology and significant assumptions used to measure the embedded derivative liability.
Additionally, the Lumina Credit Agreement requires the Company, the Lumina Borrowers and their subsidiaries to comply with a financial covenant to maintain a maximum Total Leverage Ratio (as defined in the Lumina Credit Agreement) of 6.50 to 1.00 with steps down over time to 2.50 to 1.00, which commences on the Targeted Liquidity Date.
The Lumina Credit Agreement contains (i) customary representations and warranties, (ii) affirmative covenants including, among other things, with respect to the (A) under certain circumstances, providing the Lenders with the right to appoint an investment bank to effect a Liquidity Event (as defined in the Lumina Credit Agreement), (B) appointment of an authorized representative by the Lenders that hold more than 50% of the outstanding Tranche B Term Loans which representative is entitled to attend (but not entitled to vote at) (x) each meeting of the Company’s Board and (y) each meeting of the Lumina Borrowers’ or certain of their subsidiaries’ boards of directors on which another member of the Company’s Board serves as a director, and (C) issuance of certain warrants to the Lenders that hold Term Tranche B Loans to purchase up to 1,000 ordinary shares of the Company per $1,000 principal amount of Term Tranche B Loans then outstanding on or prior to July 1, 2026, so long as any Term Tranche B Loans are then outstanding, (iii) negative covenants including, among other things, limitations on the Lumina Parent Guarantor to engage in any material business activities and limitations on the ability of the Lumina Borrowers, the Lumina Parent Guarantor and certain of their subsidiaries to incur indebtedness, create liens, make investments, enter into mergers, consolidations and other similar transactions, dispose of assets, declare dividends, enter into certain transactions with their affiliates, enter into sale and leaseback transactions, change in nature of business, amend organization documents, change in accounting policies and financial reporting practices and prepay or amend the terms of junior debt and (iv) events of defaults, including, among other things, nonpayment, misrepresentation, cross-default with other indebtedness and breach of certain covenants.
In connection with the Lumina Credit Agreement, if any portion of the Term Tranche B Loans are outstanding as of such date, the Company shall issue to the holder of Term Tranche B Loans, on a pro rata basis, warrants to purchase 1,000 ordinary shares of the Company per $1,000 principal amount of the Term Tranche B Loans on July 1, 2026. Under the terms of the warrant, the exercise price per ordinary share is the lower of (i) 80% of the volume‑weighted average price (“VWAP”) of the Company’s ordinary shares over the 30‑trading‑day period beginning on the trading day immediately preceding the Initial Exercise Date, and (ii) the fixed exercise price applicable to the Holder’s conversion period. In all cases, the exercise price may not be less than $0.50. The obligation to issue the warrants is automatically cancelled upon full repayment of all obligations under the Tranche B Loans.
Management evaluated the potential issuance of warrants in connection with the accounting assessment of the Lumina Credit Agreement. Based on management’s assessment that the probability of warrant issuance was remote, the fair value attributable to the contingent warrant feature was determined to be de minimis and did not have a significant impact on the embedded derivative liability recognized under ASC 815. See “Note 10 — Fair Value Measurements” for additional information.
In November 2025, the Company paid down $76.4 million of Tranche A Loans with the proceeds from the sale of Obagi Japan Trademarks to Rohto.
In connection with the issuance of the Lumina Credit Agreement, the Company incurred $3.5 million of debt issuance costs. As of December 31, 2025, the Company had unpaid principal of $151.3 million and unamortized debt issuance costs of $3.4 million. As of December 31, 2025, the effective interest rate was 19.1%. Interest of $2.7 million was capitalized to the outstanding principal balance as payment-in-kind (“PIK”) interest as of December 31, 2025.
Scheduled maturities under the Company’s Lumina Credit Agreement and the Note Payable as of December 31, 2025, are as follows:
(In thousands)

Year Ending December 31,	Amount
2026	$771
2027	—
2028	151,325
2029	—
2030	—
Total unpaid principal	$152,096
TCW Credit Agreement
On March 18, 2025, the Company and certain subsidiaries entered into a credit agreement with TCW Asset Management Company, LLC providing for a $175.0 million first-lien term loan facility and a $30.0 million revolving credit facility. The Company borrowed $175.0 million under the term loan facility on March 18, 2025, and borrowings under the TCW Credit Agreement bore interest at variable rates based on either an alternate base rate or term SOFR plus an applicable margin. The Company utilized the full revolving credit facility of $30.0 million during the period. Subsequently, the Company entered into certain limited consents, amendments and letter agreements that modified certain covenants and pricing terms and provided temporary covenant relief.
In November 2025, the Company fully repaid and extinguished all obligations under the TCW Credit Agreement. Upon extinguishment, all outstanding borrowings were settled and the remaining unamortized debt issuance costs were written off and recognized as a loss on extinguishment of debt within the consolidated statements of operations and comprehensive loss. Accordingly, no amounts were outstanding under the TCW Credit Agreement as of December 31, 2025. The loss on extinguishment of debt recognized during the year ended December 31, 2025 was $22.3 million.
JPM 2022 Credit Agreement
In June 2022, the Company entered into a senior secured credit agreement providing for a $175.0 million term loan facility and a revolving credit facility of up to $45.0 million with JPMorgan Chase Bank, N.A. as administrative agent (the “JPM 2022 Credit Agreement”). Borrowings under the facility bore interest at variable rates based on either an alternate base rate or a term benchmark rate plus an applicable margin. In connection with entering into the agreement, the Company incurred approximately $6.3 million of debt issuance costs.
In March 2025, the Company fully repaid and extinguished all outstanding obligations under the JPM 2022 Credit Agreement in connection with entering into the TCW Credit Agreement. Upon extinguishment, all related commitments were terminated and the remaining unamortized debt issuance costs were written off and recognized as a loss on extinguishment of debt of $2.1 million in the consolidated statements of operations and comprehensive loss. Accordingly, no amounts were outstanding under the JPM 2022 Credit Agreement as of December 31, 2025.
As of December 31, 2024, the weighted-average interest rate on borrowings under the JPM 2022 Credit Agreement was approximately 8.7%. The current portion of outstanding borrowings totaled $30.3 million and accrued interest was $1.4 million as of December 31, 2024.
Note Payable — Directors and Officers (“D&O”) Insurance
In August 2025, the Company entered into an agreement with a financing company for $1.5 million to finance its D&O insurance policy. The terms of the agreement stipulated equal monthly payments of principal and interest payments of $0.2 million over a ten-month period, ending in May 2026. Interest is accrued on this loan at an annual rate of 8.25%. A similar facility entered into in July 2024 was fully repaid during fiscal year 2025.